Segment reporting - Summary of Company's Geographical Information (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 7,374,876	$ 792,254	$ 48,160
Non-current assets	53,399,223	9,461,668	1,060,792
Canada
Disclosure of operating segments [line items]
Revenue	2,999,249	792,254	48,160
Non-current assets	15,476,877	3,395,049	$ 1,060,792
United States
Disclosure of operating segments [line items]
Revenue	4,375,627
Non-current assets	$ 37,922,346	$ 6,066,619